LONG-TERM DEBT, NET (Philippine Credit Facility) - Additional Information (Detail) - Philippine Credit Facility [Member]	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Availability period		Nov. 29, 2016	Aug. 31, 2016
Subsequent Event [Member]
Long-Term Debt [Line Items]
Availability period	Feb. 28, 2017